Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 30,970,000	$ 3,016,000
Stock options and warrants	3,250,000	3,250,000
Other temporary differences	(140,000)	(140,000)
Total deferred tax assets	34,080,000	33,270,000
Valuation allowance for deferred tax assets	(34,080,000)	(33,270,000)
Net deferred tax assets